Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net loss	$ (1,849)	$ (2,223)	$ (7,626)	$ (1,195)
Net Income (Loss) from Discontinued Operations	649	37	(523)	(516)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	508	768	973	400
Stock issued as employee compensation	0	76	94	47
Stock issued for license fee			0	70
Stock issued for exclusive channel collaboration agreement			1,684	0
Stock issued for consulting fees	0	58	165	214
Warrant expense	0	716	1,492	0
Change in fair value of warrant liability	0	94	242	0
Depreciation	20	80	144	346
Provision for uncollectible accounts receivable	8	21	414	130
Amortization of premium on investments			57	0
Loss on sale of short-term investment			20	0
Gain (loss) on the sale of equipment	0	5	6	(3)
Impairment loss on equipment			0	121
Gain on the settlement of accounts payable	0	(63)	(63)	0
Changes in operating assets and liabilities:
Accounts receivable	(43)	(111)	(480)	(438)
Other current assets	(67)	268	327	(335)
Note receivable	(700)	0
Deposits and other assets	10	68	60	0
Assets of discontinued operations	23	3	191	13
Accounts payable	(72)	154	153	(196)
Accrued liabilities	98	(192)	(181)	202
Liabilities of discontinued operations	0	(40)	(24)	(5)
Net Cash Used In Operating Activities	(1,415)	(281)	(2,875)	(1,145)
Cash Flows From Investing Activities:
Purchase of short-term investments			(4,370)	0
Proceeds from short-term investments			4,293	0
Purchases of property and equipment			0	(12)
Proceeds from the sale of equipment	0	1	2	77
Net Cash Provided By (Used In) Investing Activities	0	1	(75)	65
Cash Flows From Financing Activities:
Proceeds from issuance of common stock for stock option and warrant exercises	68	8	15	129
Proceeds from issuance of common stock for warrant exercises	1,471	0
Proceeds from issuance of common stock for exclusive channel collaboration agreement			3	0
Proceeds from the issuance of common stock	0	4,000	7,500	1,000
Cash paid as direct offering costs	0	(296)	(539)	(115)
Net Cash Provided By Financing Activities	1,539	3,712	6,979	1,014
Net increase (decrease) in cash	124	3,432	4,029	(66)
Cash at the beginning of period	6,678	2,649	2,649	2,715
Cash at the end of period	6,802	6,080	6,678	2,649
Supplemental disclosures of cash flow information:
Cash paid for interest	0	0	0	10
Cash paid for taxes	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Exchange of equipment			0	64
Reclassification of warrant liability to additional paid-in capital			$ 1,734	$ 0